Investment Objectives and Goals	Oct. 24, 2025
REX AAPL Growth & Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	REX AAPL Growth & Income ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]

The Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the common stock of Apple Inc. (Nasdaq: AAPL) (the “Underlying Security”).

REX AMD Growth & Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	REX AMD Growth & Income ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]

The Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the common stock of Advanced Micro Devices, Inc. (Nasdaq: AMD) (the “Underlying Security”).

REX AMZN Growth & Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	REX AMZN Growth & Income ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]

The Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the common stock of Amazon.com, Inc. (Nasdaq: AMZN) (the “Underlying Security”).

REX ASML Growth & Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	REX ASML Growth & Income ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]

The Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the depositary receipt of ASML Holding N.V. (Nasdaq: ASML) (the “Underlying Security”).

REX AVGO Growth & Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	REX AVGO Growth & Income ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]

The Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the common stock of Broadcom Inc. (Nasdaq: AVGO) (“Underlying Security”).

REX BABA Growth & Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	REX BABA Growth & Income ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]

The Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the American Depositary Receipt (“ADR”) of Alibaba Group Holding Limited (NYSE: BABA) (the “Underlying Security”).

REX BKNG Growth & Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	REX BKNG Growth & Income ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]

The Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the common stock of Booking Holdings Inc. (Nasdaq: BKNG) (the “Underlying Security”).

REX BRK.B Growth & Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	REX BRK.B Growth & Income ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]

The Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the common stock (Class B) of Berkshire Hathaway Inc. (NYSE: (BRK.B) (the “Underlying Security”).

REX CEPT Growth & Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	REX CEPT Growth & Income ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]

The Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the common stock of Cantor Equity Partners II, Inc. (Nasdaq: CEPT) (the “Underlying Security”).

REX CRWD Growth & Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	REX CRWD Growth & Income ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]

The Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the common stock of CrowdStrike Holdings, Inc. (Nasdaq: CRWD) (the “Underlying Security”).

REX CRWV Growth & Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	REX CRWV Growth & Income ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]

The Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the common stock of CoreWeave, Inc. (Nasdaq: CRWV) (the “Underlying Security”).

REX DKNG Growth & Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	REX DKNG Growth & Income ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]

The Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the common stock of DraftKings Inc. (Nasdaq: DKNG) (the “Underlying Security”).

REX GME Growth & Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	REX GME Growth & Income ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]

The Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the common stock of GameStop Corp. (NYSE: GME) (the “Underlying Security”).

REX GOOGL Growth & Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	REX GOOGL Growth & Income ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]

The Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the common stock (Class A) of Alphabet Inc. (Nasdaq: GOOGL) (the “Underlying Security”).

REX HOOD Growth & Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	REX HOOD Growth & Income ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]

The Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the common stock of Robinhood Markets, Inc. (Nasdaq: HOOD) (the “Underlying Security”).

REX IBIT Growth & Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	REX IBIT Growth & Income ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]

The Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the shares of iShares Bitcoin Trust ETF (Nasdaq: IBIT) (the “Underlying Security”).

REX IONQ Growth & Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	REX IONQ Growth & Income ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]

The Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the common stock of IONQ, Inc. (NYSE: IONQ) (the “Underlying Security”).

REX JPM Growth & Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	REX JPM Growth & Income ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]

The Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the common stock of JPMorgan Chase & Co. (NYSE: JPM) (the “Underlying Security”).

REX LLY Growth & Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	REX LLY Growth & Income ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]

The Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the common stock of Eli Lilly and Company (NYSE: LLY) (the “Underlying Security”).

REX MARA Growth & Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	REX MARA Growth & Income ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]

The Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the common stock of MARA Holdings, Inc. (Nasdaq: MARA) (the “Underlying Security”).

REX META Growth & Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	REX META Growth & Income ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]

The Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the common stock of Meta Platforms, Inc. (Nasdaq: META) (the “Underlying Security”).

REX MSFT Growth & Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	REX MSFT Growth & Income ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]

The Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the common stock of Microsoft Corp. (Nasdaq: MSFT) (the “Underlying Security”).

REX NFLX Growth & Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	REX NFLX Growth & Income ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]

The Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the common stock of Netflix, Inc. (Nasdaq: NFLX) (the “Underlying Security”).

REX NOW Growth & Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	REX NOW Growth & Income ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]

The Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the common stock of ServiceNow, Inc. (Nasdaq: NOW) (the “Underlying Security”).

REX O Growth & Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	REX O Growth & Income ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]

The Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the common stock of Realty Income Corporation (NYSE: O) (the “Underlying Security”).

REX PLTR Growth & Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	REX PLTR Growth & Income ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]

The Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of common stock of Palantir Technologies Inc. (Nasdaq: PLTR) (the “Underlying Security”).

REX RGTI Growth & Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	REX RGTI Growth & Income ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]

The Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the common stock of Rigetti Computing, Inc. (Nasdaq: RGTI) (the “Underlying Security”).

REX SMCI Growth & Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	REX SMCI Growth & Income ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]

The Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the common stock of Super Micro Computer, Inc. (Nasdaq: SMCI) (the “Underlying Security”).

REX SMR Growth & Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	REX SMR Growth & Income ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]

The Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the common stock of NuScale Power Corporation (NYSE: SMR) (the “Underlying Security”).

REX SNOW Growth & Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	REX SNOW Growth & Income ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]

The Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the common stock of Snowflake Inc. (NYSE: SNOW) (the “Underlying Security”).

REX TEM Growth & Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	REX TEM Growth & Income ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]

The Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the common stock of Tempus AI, Inc. (Nasdaq: TEM) (the “Underlying Security”).

REX TLT Growth & Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	REX TLT Growth & Income ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]

The Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of shares of iShares 20+ Year Treasury Bond ETF (Nasdaq: TLT) (the “Underlying Security”).

REX TSM Growth & Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	REX TSM Growth & Income ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]

The Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the American Depositary Receipt (“ADR”) of Taiwan Semiconductor Manufacturing Company Limited (NYSE: TSM) (the “Underlying Security”).

REX UNH Growth & Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	REX UNH Growth & Income ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]

The Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the common stock of UnitedHealth Group Incorporated (NYSE: UNH) (the “Underlying Security”).

REX WMT Growth & Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	REX WMT Growth & Income ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to pay weekly distributions.
Objective, Secondary [Text Block]

The Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the common stock of Walmart Inc. (NYSE: WMT) (the “Underlying Security”).